8. Inventories	12 Months Ended
Dec. 31, 2013
Inventories
	2013	2012
	US$’000	US$’000

Raw materials	124	147
Work in progress	47	59
Finished goods	323	447
	──────	──────
	494	653
	══════	══════

Management continuously reviews obsolete and slow moving inventories and assesses the inventory valuation to determine if the provision is deemed appropriate. For the year ended December 31, 2013, and 2012, provision for obsolete and slow moving inventories amounted to US$29,000 and US$10,000, respectively, which were charged to cost of revenue in Consolidated Statements of Income.

ZHEJIANG
Inventories
	2013	2012
	RMB’000	RMB’000

Raw materials	7,425	9,154
Work in progress	5485	1264
Finished Goods	2066	1569
Total	14976	9154